BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 – Summary of Significant Accounting Policies

Principles of Consolidation:

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, First Merger Sub and Second Merger Sub, both formed to facilitate the acquisition of Stardust Power Inc., a Delaware corporation (“Stardust Power”) (Note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation:

The accompanying unaudited condensed consolidated interim financial statements of the Company are presented in U.S. dollars and in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the SEC and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position and the results of operations and cash flows for the periods presented. Certain information and disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. Interim results are not necessarily indicative of results for a full year or any future periods.

The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s audited financial statements included in the Company’s Annual Report which contains the audited financial statements and notes thereto as of December 31, 2023 and for the year then ended.

Emerging Growth Company:

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934 (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Net (Loss) Income per Ordinary Share:

Net (loss) income per Ordinary Share is computed by dividing (loss) income applicable to Ordinary Shareholders by the weighted average number of Ordinary Shares outstanding for the period. The Company has not considered the effect of the warrants sold in the Public Offering and private placement to purchase an aggregate of 10,551,283 at March 31, 2024 (11,221,954 at December 31, 2023) Class A Ordinary Shares in the calculation of diluted (loss) income per Ordinary Share, since their inclusion would be anti-dilutive under the treasury stock method and are dependent on future events. As a result, diluted (loss) income per Ordinary Share is the same as basic (loss) income per Ordinary Share for the period.

The Company complies with the accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A Ordinary Shares and Class B Ordinary Shares. Income and losses are shared pro rata among the two classes of shares. Net (loss) income per Ordinary Share is calculated by dividing the net (loss) income by the weighted average number of Ordinary Shares outstanding during the respective period. The changes in redemption value that are accreted to Public Shares subject to redemption (see below) is representative of fair value and therefore is not factored into the calculation of earnings per share.

The following tables reflect the earnings per share after allocating (loss) income between the shares based on outstanding shares:

	Three months ended		Three months ended
	March 31, 2024		March 31, 2023
	Class A	Class B	Class A	Class B
Numerator:
Basic and diluted net (loss) income per Ordinary Share:
Allocation of (loss) income– basic and diluted	$(519,000)	$(1,940,000)	$447,000	$467,000
Denominator:
Basic and diluted weighted average Ordinary Shares:	2,006,000	7,500,000	7,118,000	7,500,000

Basic and diluted (loss) income per Ordinary Share	$(0.26)	$(0.26)	$0.06	$0.06

Concentration of Credit Risk:

The Company can have significant cash balances at financial institutions which throughout the year may exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Cash and Cash Equivalents:

The Company considers all highly liquid instruments with original maturities of three months or less when acquired to be cash equivalents. The Company had no cash equivalents at March 31, 2024 and December 31, 2023.

Fair Value Measurements:

The Company complies with FASB ASC 820, “Fair Value Measurements” (“ASC 820”), for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. As of March 31, 2024 and December 31, 2023, the carrying values of cash, prepaid expenses, accounts payable, accrued expenses and notes payable – related party approximate their fair values primarily due to the short-term nature of the instruments.

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Use of Estimates:

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated balance sheet and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant estimates included in these condensed consolidated financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Offering Costs:

The Company complies with the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A— “Expenses of Offering.” Costs incurred in connection with preparation for the Public Offering totaled approximately $17,054,000 including $16,500,000 of underwriters’ discount. Such costs were allocated among the temporary equity and warrant liability components, based on their relative fair value. Upon completion of the Public Offering, approximately $16,254,000 has been charged to temporary equity for the temporary equity components and approximately $800,000 has been charged to other expense for the warrant liability.

Class A Ordinary Shares Subject to Possible Redemption:

As discussed in Note 3, all of the 30,000,000 Class A Ordinary Shares sold as part of the Units (as defined below) in the Public Offering contain a redemption feature that allows for the redemption under the Company’s liquidation or tender offer/shareholder approval provisions. In accordance with FASB ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of FASB ASC 480. All of the Public Shares are redeemable, and are subject to redemption on the enclosed condensed consolidated balance sheets.

On January 9, 2024, in connection with the vote to approve the 2024 Extension Amendment Proposal, the holders of 2,137,134 Class A Ordinary Shares of the Company exercised their right to redeem their shares for cash at a redemption price of approximately $11.05 per share for an aggregate redemption amount of approximately $23,615,000 reducing the number of Class A Ordinary Shares from 3,931,719 to 1,794,585.

Previously, on January 11, 2023, in connection with the vote to approve the 2023 Extension Amendment Proposal the holders of 26,068,281 Class A Ordinary Shares of the Company exercised their right to redeem their shares for cash at a redemption price of approximately $10.167 per share for an aggregate redemption amount of approximately $265,050,000 reducing the number of Class A Ordinary Shares to 3,931,719.

The Company recognizes changes immediately as they occur and adjusts the carrying value of the securities at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Class A Ordinary Shares are affected by adjustments to additional paid-in capital. Accordingly, 1,794,585 and 3,931,719 shares, respectively, were classified outside of permanent deficit at March 31, 2024 and December 31, 2023. Public Shares subject to possible redemption consist of the following:

	Dollars	Shares
Gross proceeds of Public Offering	$300,000,000	30,000,000
Less: Proceeds allocated to Public Warrants	(14,100,000)	-
Offering costs	(16,254,000)	-
Plus: Accretion of carrying value to redemption value	30,354,000	-
Subtotal at inception and at December 31, 2021	300,000,000	30,000,000
Plus: Accretion of carrying value to redemption value	4,675,000	-
Class A Ordinary Shares subject to possible redemption at December 31, 2022	$304,675,000	30,000,000
Less: Class A Ordinary Shares redeemed on January 11, 2023	(265,050,000)	(26,068,281)
Plus: Accretion of carrying value to redemption value	4,079,000	-
Balance at December 31, 2023	$43,704,000	3,931,719
Less: Public Shares redeemed on January 9, 2024	(23,768,000)	(2,137,134)
Plus: Accretion of carrying value to redemption value	273,000	-
Balance at March 31, 2024 (unaudited)	$20,209,000	1,794,585

Income Taxes:

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the balance sheet recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. There were no unrecognized tax benefits as of March 31, 2024 and December 31, 2023. The Company recognizes interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at March 31, 2024 or December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception.

The Company is considered a Cayman Islands exempted company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Warrant Liability:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Ordinary Shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as a liability at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the unaudited condensed consolidated statement of operations. Costs associated with issuing the warrants accounted for as liabilities are charged to operations when the warrants are issued.

Subsequent Events:

The Company evaluated subsequent events and transactions that occurred after the date of the unaudited condensed consolidated balance sheet through the date that the unaudited condensed consolidated financial statements were available to be issued and has concluded that all such events that would require adjustment or disclosure in the financial statement have been recognized or disclosed.

On April 5, 2024, the Sponsor converted 7,400,000 Class B Ordinary Shares into Class A Ordinary Shares, on a one-for-one basis. The Sponsor waived any right to receive funds from the Company’s Trust Account with respect to the Class A Ordinary Shares received upon such conversion and acknowledged that such shares will be subject to all of the restrictions applicable to the Class B Ordinary Shares under the terms of that certain letter agreement, dated as of January 11, 2021, by and among the Company and its officers, its directors and the Sponsor (as amended). Following the conversion, the Company had a total of 9,194,585 Class A Ordinary Shares and 100,000 Class B Ordinary Shares outstanding.

On April 24, 2024, the Company, First Merger Sub, Second Merger Sub, and Stardust Power, entered into Amendment No. 1 (the “Amendment”) to that certain Business Combination Agreement, dated November 21, 2023, (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), to, among other things, (i) amend the definition of “Equity Value” and (ii) amend the definition of “Alternative Financing.” Other than the terms of the Amendment, all of the terms, covenants, agreements, and conditions of the Business Combination Agreement remain in full force and effect in accordance with its original terms.

Recent Accounting Pronouncements:

In August 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-06, “Debt — Debt with Conversion and Other Options” (Subtopic 470-20) and “Derivatives and Hedging — Contracts in Entity’s Own Equity” (Subtopic 815-40) (“ASU 2020-06”), to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2024 and should be applied on a full or modified retrospective basis. The Company has adopted this standard for its Extension promissory notes and there is no impact to the unaudited condensed consolidated financial statements – related party as further discussed in Note 4.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

Note 3 – Summary of Significant Accounting Policies

Principles of Consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Strike Merger Sub I, Inc., a Delaware corporation and Strike Merger Sub II, LLC, a Delaware limited liability company, both formed to facilitate the acquisition of Stardust Power (Note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation:

The consolidated financial statements of the Company are presented in U.S. dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Emerging Growth Company:

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Net Income per Ordinary Share:

Net income per ordinary share is computed by dividing net income applicable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. The Company has not considered the effect of the warrants sold in the Public Offering and private placement to purchase an aggregate of 11,221,954 at December 31, 2023 (15,566,667 at December 31, 2022) Class A ordinary shares in the calculation of diluted income per ordinary share, since their inclusion would be anti-dilutive under the treasury stock method and are dependent on future events. As a result, diluted income per ordinary share is the same as basic income per ordinary share for the period.

The Company complies with the accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata among the two classes of shares. Net income per ordinary share is calculated by dividing the net income by the weighted average number of ordinary shares outstanding during the respective period. The changes in redemption value that are accreted to Class A ordinary subject to redemption (see below) is representative of fair value and therefore is not factored into the calculation of earnings per share.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

The following tables reflect the earnings per share after allocating income between the shares based on outstanding shares:

	Year ended December 31, 2023		Year ended December 31, 2022
	Class A	Class B	Class A	Class B
Numerator:
Basic and diluted net income per ordinary share:
Allocation of income – basic and diluted	$54,000	$85,000	$12,055,000	$3,014,000
Denominator:
Basic and diluted weighted average ordinary shares:	4,718,000	7,500,000	30,000,000	7,500,000

Basic and diluted net income per ordinary share	$0.01	$0.01	$0.40	$0.40

Concentration of Credit Risk:

The Company can have significant cash balances at financial institutions which throughout the year may exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Cash and Cash Equivalents:

The Company considers all highly liquid instruments with original maturities of three months or less when acquired to be cash equivalents. The Company had no cash equivalents at December 31, 2023 and 2022.

Fair Value Measurements:

The Company complies with FASB ASC 820, “Fair Value Measurements” (“ASC 820”), for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. As of December 31, 2023 and 2022, the carrying values of cash, prepaid expenses, accounts payable, accrued expenses and notes payable – related party approximate their fair values primarily due to the short-term nature of the instruments.

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Use of Estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated balance sheet and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant estimates included in these consolidated financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Offering Costs:

The Company complies with the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A— “Expenses of Offering.” Costs incurred in connection with preparation for the Public Offering totaled approximately $17,054,000 including $16,500,000 of underwriters’ discount. Such costs were allocated among the temporary equity and warrant liability components, based on their relative fair value. Upon completion of the Public Offering, approximately $16,254,000 has been charged to Class B ordinary shares subject to redemption for the temporary equity components and approximately $800,000 has been charged to other expense for the warrant liability.

Class A Ordinary Shares Subject to Possible Redemption:

As discussed in Note 4, all of the 30,000,000 Class A ordinary shares sold as part of the Units (as defined below) in the Public Offering contain a redemption feature that allows for the redemption under the Company’s liquidation or tender offer/shareholder approval provisions. In accordance with FASB ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of FASB ASC 480. Although the Company had not specified a maximum redemption threshold, its articles of association provide that in no event will it redeem its public shares in an amount that would cause its net tangible assets (shareholders’ equity) to be less than $5,000,001. However, because all of the Class A ordinary shares are redeemable, all of the shares are recorded as Class A ordinary shares subject to redemption on the enclosed consolidated balance sheets.

On January 11, 2023, in connection with the vote to approve the Extension Amendment Proposal the holders of 26,068,281 Class A ordinary shares of the Company exercised their right to redeem their shares for cash at a redemption price of approximately $10.167 per share for an aggregate redemption amount of approximately $265,050,000 reducing the number of Class A ordinary shares to 3,931,719.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

The Company recognizes changes immediately as they occur and adjusts the carrying value of the securities at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Class A ordinary shares are affected by adjustments to additional paid-in capital. Accordingly, 3,931,719 and 30,000,000 shares, respectively, were classified outside of permanent equity at December 31, 2023 and 2022. Class A ordinary shares subject to redemption consist of the following:

	Dollars	Shares
Gross proceeds of Public Offering	$300,000,000	30,000,000
Less: Proceeds allocated to Public Warrants	(14,100,000)	—
Offering costs	(16,254,000)	—
Plus: Accretion of carrying value to redemption value	30,354,000	—
—Subtotal at inception and at December 31, 2021	300,000,000	30,000,000
Accretion of carrying value to redemption value	4,675,000	—
Class A ordinary shares subject to possible redemption at December 31, 2022	$304,675,000	30,000,000
Class A ordinary shares redeemed on January 11, 2023	(265,050,000)	(26,068,281)
Accretion of carrying value to redemption value	4,079,000	—
Balance at December 31, 2023	$43,704,000	3,931,719

Subsequent to December 31, 2023, on January 11, 2024, in connection with the 2024 Extension Meeting, holders of 2,137,134 Class A ordinary shares exercised their right to redeem their shares for cash at a redemption price of approximately $11.05 per share, for an aggregate redemption amount of approximately $23,615,331. Further, in 2024 Extension Meeting, the shareholders voted to remove the restriction on maximum redemptions.

Income Taxes:

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the consolidated balance sheet recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. There were no unrecognized tax benefits as of December 31, 2023 and 2022. The Company recognizes interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2023 or 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered a Cayman Islands exempted company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

Warrant Liability:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as a liability at their initial fair value on the date of issuance, and each consolidated balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statement of operations. Costs associated with issuing the warrants accounted for as liabilities are charged to operations when the warrants are issued.

Subsequent Events:

The Company evaluated subsequent events and transactions that occurred after the date of the consolidated balance sheets through the March 20, 2024 date that the consolidated financial statements were available to be issued and has concluded that all such events that would require adjustment or disclosure in the financial statements have been recognized or disclosed. See above, as well as Notes 1, 4, 5, 7 and 8 regarding actions taken at the 2024 Extension Meeting to extend the date to complete a business combination resulting in a New Termination Date, as well as shareholder redemptions of 2,137,134 Class A ordinary shares for approximately $23,615,000 and non-redemption agreements with holders of 1,503,254 Class A ordinary shares in exchange for the transfer of 127,777 Class B ordinary shares (after conversion to Class A ordinary shares), and the increase in the amount available to the Company under extension promissory notes among other items.

Recent Accounting Pronouncements:

In August 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-06, “Debt — Debt with Conversion and Other Options” (Subtopic 470-20) and “Derivatives and Hedging — Contracts in Entity’s Own Equity” (Subtopic 815-40) (“ASU 2020-06”), to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2024 and should be applied on a full or modified retrospective basis. The Company has adopted this standard for its Extension promissory notes and there is no impact to the consolidated financial statements - related party as further discussed in Note 5.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

Stardust Power Inc [Member]
Restructuring Cost and Reserve [Line Items]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”) regarding interim financial reporting. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the unaudited condensed consolidated financial statements) considered necessary to present fairly the Company’s condensed consolidated balance sheet as of March 31, 2024, its condensed consolidated statements of operations, stockholder’s deficit and cash flows for the three months ended March 31, 2024 and for the period March 16, 2023 (since inception) through March 31, 2023. Certain information and note disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in this Quarterly Report should be read in conjunction with the audited consolidated financial statements and notes thereto for the period March 16, 2023 to December 31, 2023 included in the Company’s registration statement on Form S-4/A filed with the SEC on May 8, 2024.

The condensed consolidated financial statements include the accounts of Stardust Power Inc. and its wholly owned subsidiary, Stardust Power LLC. All material intercompany balances have been eliminated upon consolidation.

These unaudited condensed consolidated financial statements are presented in U.S. dollars.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the condensed consolidated financial statements and accompanying notes. Those estimates and assumptions include, but are not limited to, useful life of computer and equipment, realization of deferred tax assets, fair valuation of investment in equity securities and fair valuation of stock-based compensation and simple agreement for future equity note (“SAFE note”). The Company evaluates estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates, and those differences could be material to the unaudited condensed consolidated financial statements.

Going Concern

The Company’s unaudited condensed consolidated financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company is a development stage entity having no revenues and has incurred net loss of $1,399,213 for the three months ended March 31, 2024. The Company has an accumulated deficit of $5,192,798 and stockholders’ deficit of $5,074,276 as of March 31, 2024. The Company expects to continue to incur significant costs in pursuit of its operating and investment plans. These costs exceed the Company’s existing cash balance and net working capital. These conditions raise substantial doubt about its ability to continue as a going concern for one year from the issuance of these unaudited condensed consolidated financial statements.

As of March 31, 2024 the Company has $388,398 of un-restricted cash. Upon completion of the Business Combination with GPAC II on July 8, 2024 the Company’s consolidated cash balance increased due to the PIPE investments of $10,075,000, and $1,481,835 of Trust account proceeds, net of redemptions and related fees. The Company is also required to make various payments including SPAC transaction costs incurred aggregating to $7,830,176 upon the close of the Business Combination.

As of the date on which these unaudited condensed consolidated financial statements were available to be issued, we believe that the cash on hand, additional investments obtained through the Business Combination will be inadequate to satisfy Company’s working capital and capital expenditure requirements for at least the next twelve months. The ability of the Company to continue as a going concern is dependent upon management’s plan to raise additional capital from issuance of equity or receive additional borrowings to fund the Company’s operating and investing activities over the next one year. These unaudited condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Stardust Power Inc. and Subsidiary

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

Summary of Significant Accounting Policies

The significant accounting policies applied in the Company’s audited consolidated financial statements, as disclosed in the Company’s registration statement on Form S-4/A filed with the SEC on May 8, 2024, are applied consistently in these unaudited interim condensed consolidated financial statements.

Net Loss per Share

The Company adopted ASC 260, “Earnings per Share”, at its inception. Basic net loss per share is calculated by dividing the net loss by the weighted average number of common stock outstanding for the period. Diluted loss per share is calculated by dividing the Company’s net loss available to common stockholders by the diluted weighted average number of shares outstanding for the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as at the first of the year for any potentially dilutive debt or equity.

The following table sets forth the computation of the basic and diluted net loss per share:

	Three months ended March 31, 2024	Period from March 16, 2023 (inception) through March 31, 2023

Numerator:
Net loss	$(1,399,213)	$(245,505)
Denominator:
Weighted average shares outstanding	8,669,538	8,741,000
Net loss per share, basic and diluted	$(0.16)	$(0.03)

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	March 31, 2024	March 31, 2023
Unvested common stock – shares (Note 3)	339,500	259,000

Deferred Transaction Costs

In accordance with ‘Codification of Staff Accounting Bulletins – Topic 5: Miscellaneous Accounting A. Expenses of Offering’ (“SAB Topic 5”), public offering related costs, including legal fee, advisory and consulting fee, are deferred till consummation/ completion of the proposed public offering. The Company has deferred $1,816,261 and $1,005,109 of related costs incurred towards proposed public offering which are presented within current assets in the unaudited condensed consolidated balance sheets as at March 31, 2024 and December 31, 2023. Upon completion of the public offering contemplated herein, these amounts will be recorded as a reduction of stockholders’ equity as an offset against the proceeds of the offering. If the offering is terminated, the deferred offering costs will be expensed.

Commitments and Contingencies

Certain conditions may exist as at the date the unaudited condensed consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. The Company monitors the arrangements that are subject to guarantees in order to identify if the obligor who is responsible for making the payments fails to do so. If the Company determines it is probable that a loss has occurred, then any such estimable loss would be recognized under those guarantees. The methodology used to estimate potential loss related to guarantees considers the guarantee amount and a variety of factors, which include, depending on the counterparty, latest financial position of counterparty, actual defaults, historical defaults, and other economic conditions. Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

On March 13, 2024, Stardust Power and IGX Minerals LLC (‘IGX’), entered into an exclusive Letter of Intent (“IGX LOI”) to potentially acquire interests in certain mining claims (“IGX Claims”). The contemplated transaction is subject to the entering into of a definitive agreement, due diligence by Stardust Power, and other factors. In connection with the entering into the non-binding IGX LOI, Stardust Power has paid a non-refundable payment of $30,000 in connection with obtaining a binding exclusivity right. Further, Stardust Power has agreed to binding provisions relating to (i) a right of first refusal in favor of Stardust Power and (ii) the delivery of a form promissory note in favor of IGX. If executed, the promissory note, in the amount of approximately $235,000, is to be used for the payment of the maintenance fees of the IGX Claims, and is for a term of twenty-four (24) months with an annual interest rate of six percent (6%) and repayment due upon maturity. The IGX LOI provides that the promissory note will be entered into regardless of whether the parties have reached a definitive agreement by July 1, 2024. If Stardust Power acquires an interest in any of the IGX Claims, the balance of the promissory note shall be credited as part of Stardust Power’s investment and IGX shall have not be required to repay the note. The promissory note has not been issued as of the date of issuance of unaudited condensed financial statements.

Stardust Power Inc. and Subsidiary

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

On March 15, 2024, Stardust Power and Usha Resources Inc (“Usha resource”) entered into a non-binding Letter of Intent, except for certain binding terms such as those relating to the exclusivity period until September 30, 2024 (“Jackpot LOI”) to acquire an interest in Usha Resources’ lithium brine project, situated in the United States. The contemplated transaction is subject to entering into a definitive agreement, due diligence by Stardust Power, and other factors. Stardust Power has made a non-refundable payment of $25,000 upon execution of the LOI in connection with securing exclusivity and a further $50,000 payment (the “Second Payment”) is intended to be made by Stardust Power sixty days from March 15, 2024; provided that the Second Payment shall be non-refundable except if Usha Resources breaches the terms of the Jackpot LOI at which point Usha Resources shall refund the Second Payment together with all out-of-pocket expenses (including the fees and expenses of legal counsel, accountants and other advisors hereof) incurred by Stardust Power. If the parties enter into definitive agreements pursuant to the Jackpot LOI, (i) depending on the earn-in level, the total consideration could total up to $26,025,000 over five years inclusive of up to $18,025,000 in payments comprising cash and stock and a work commitment of $8,000,000. Upon completion of the full earn-in including Net Smelter Royalty buyback, Usha would retain 10% of the project and a 1% Net Smelter Royalty and would be carried in the joint venture formed between Usha Resources and Stardust Power receipt of a formal Decision to Mine following completion of a Feasibility Study. Usha Resources is in the process of conducting additional water testing with respect to a second hole. Given the early stage of this project, the full scope of any additional financing that may be required is not fully known; however, the Company has not entered into any arrangement for financing outside of the Jackpot LOI. On May 14, 2024, Company made the second payment as stated above.

Preacquisition capital project cost

The Company has an exclusive option purchase agreement with the City of Muskogee, Oklahoma for 66 acres of undeveloped tract (excluding wetlands and creeks). The option was scheduled to end on the earlier of February 29, 2024, the date the property is purchased, or the termination of the agreement by either party. The agreement allows for two, three-month extensions, provided that the Company is performing due diligence and pursuing permits and approvals. Non-refundable option payments of $25,000 and $75,000 were made on June 8, 2023, and October 10, 2023, respectively. The Company has capitalized these payments as pre-acquisition capital project costs as at March 31, 2024 and December 31, 2023 because these payments would be credited against the full purchase price of the land upon acquisition. On January 10, 2024, the Company entered into an agreement to exercise the option and purchase the land for an additional amount of $1,562,030. Title to the land is pending to be transferred in the Company’s name as at March 31, 2024. The Company capitalized an additional $688,967 towards pre-acquisition capital project costs related to Front end loading (FEL-1) and environmental studies done during the three months ended March 31, 2024.

Recently Issued Accounting Pronouncements Not Yet Adopted

The Company has reviewed the accounting pronouncements issued during the three months ended March 31, 2024 and concluded they were either not applicable or not expected to have a material impact on the Company’s condensed consolidated financial statements.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements and related notes have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The consolidated financial statements include the accounts of Stardust Power Inc. and its wholly owned subsidiary, Stardust Power LLC. All material intercompany balances have been eliminated upon consolidation.

Stardust Power LLC was originally formed on December 5, 2022. Prior to March 16, 2023, Roshan Pujari was the sole member of Stardust Power LLC. On March 16, 2023, Roshan Pujari, the sole director and a controlling member of the Company, transferred his ownership in Stardust Power LLC to Stardust Power Inc. in exchange for nominal consideration. Prior to and following the acquisition, Roshan Pujari controlled both Stardust Power LLC and Stardust Power Inc. The Company’s predecessor entity, Stardust Power LLC, did not have any assets, liabilities, revenue, expenses or cash flows from December 5, 2022, through March 16, 2023. Therefore, the predecessor’s financial statements are not presented.

These consolidated financial statements are presented in U.S. dollars.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Those estimates and assumptions include, but are not limited to, useful life of computer and equipment, realization of deferred tax assets, fair valuation of investment in equity securities and fair valuation of stock-based compensation and simple agreement for future equity note (“SAFE note”). The Company evaluates estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates, and those differences could be material to the consolidated financial statements.

Going Concern

The Company’s consolidated financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company is a development stage entity having no revenues and has incurred net loss since inception of $3,793,585. The Company has an accumulated deficit of $3,793,585 and stockholders’ deficit of $3,734,762. The Company expects to continue to incur significant costs in pursuit of its operating and investment plans. These costs exceed the Company’s existing cash balance and net working capital. These conditions raise substantial doubt about its ability to continue as a going concern for one year from the issuance of these consolidated financial statements.

The ability of the Company to continue as a going concern is dependent upon management’s plan to raise additional capital from issuance of equity or receive additional borrowings from the existing promissory notes from related parties or additional SAFE notes financing to fund the Company’s operating and investing activities over the next one year. In this regard, subsequent to the year-end, the Company has also signed a Financing Commitment and Equity Line of Credit Agreement with an investor whereby the investor has committed for an additional US$ 15 million of financing (refer note 16).

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Significant Risks and Uncertainties Including Business and Credit Concentrations

The Company is a newly incorporated company and has yet to construct its facility and commence production. As a result, the Company has a limited operating history upon which to evaluate the business and future prospects, which subjects it to a number of risks and uncertainties, including the ability to plan for and predict future growth. Since the Company’s founding, and acquisition of an option to purchase land for the establishment of the facility, the Company has made significant progress towards site due diligence, engineering and techno-economic analysis for assessing suitability of the land and location. The refinery designs, brine extraction and transportation process of the facility, process configurations, and control system of the facility are representative of an industrial-scale battery-grade lithium production facility.

The Company expects that it will need to raise additional capital to support its development and commercialization activities. Significant risks and uncertainties to the Company’s operations include failing to secure additional funding and the threat of other companies developing and bringing to market similar technology at an earlier time than the Company.

The Company’s cash balance is held at one financial institution. As such, as at December 31, 2023, cash held with the financial institution exceeded federally insured limits.

Computer and Equipment

Computer and equipment is stated at cost less accumulated depreciation and accumulated impairment loss. The Company depreciates computer and equipment using the straight-line method over the following estimated economic useful lives of the asset:

Years
Computer and equipment	3-5 years

Impairment of Long-Lived Assets

The Company evaluates long-lived assets for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount exceeds the fair value of the asset. Fair value is estimated at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Stock-based Compensation

The Company records stock-based compensation in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Stock Compensation”. When equity-settled stock-based awards are provided to directors, officers, employees, consultants and other advisors, these stock-based awards are measured at the fair value of the equity instrument at the grant date in accordance with ASC 718. Fair value is determined using an appropriate valuation model. The fair value of the Company’s stock options are measured based on the grant-date fair value which is calculated using a Black-Scholes option pricing model. The fair value of the stock-based compensation is recognized on a straight-line basis over the requisite service period, which is generally the vesting period. The Company recognizes the effect of forfeitures in the period they occur.

At the election of the grantees, the stock options granted by the Company are early exercisable at any time from the date of grant but are subject to a repurchase right, under which the Company may buy back any unvested shares in the event of an employee’s termination prior to full vesting at lower of original exercise price or fair market value as on the date the Company delivers the Repurchase Notice. The consideration received for an early exercise of an unvested option is considered as deposit of the exercise price and the related amount is recorded as a liability. The liabilities are reclassified into common stock and additional paid-in capital as the awards vest. The shares are included in common stock on the consolidated statements of stockholders’ equity (deficit) as at December 31, 2023, and are not included in the calculation of basic net loss per share attributable to common stockholders for the period ended December 31, 2023. However, the early exercised shares are included in calculation of diluted net loss per share attributable to common stockholders for the period ended December 31, 2023 to the extent they are not anti-dilutive. As at December 31, 2023, 288,333 shares issued against early exercised stock options and 68,125 shares issued against restricted stock remain subject to the Company’s repurchase right.

Fair Value of Measurement

ASC 820, “Fair Value Measurement”, defines fair value as the amount at which an instrument could be exchanged in an orderly transaction between market participants at the measurement date (the exit price). ASC 820 establishes a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect management’s assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. There are three fair value hierarchies based upon the level of inputs that are significant to fair value measurement:

●	Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 — Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.

●	Level 3 — Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable.

The carrying amounts of certain financial assets and liabilities, including other current assets and accounts payable approximate fair value because of the short maturity and liquidity of those instruments.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Income Taxes

The Company records income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. The Company nets the deferred tax assets and deferred tax liabilities from temporary differences arising from a particular tax-paying component of the Company within the same tax jurisdiction and presents the net asset or liability as long term. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes tax benefits from uncertain tax positions if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. Although the Company believes that it has adequately reserved for uncertain tax positions, the Company can provide no assurance that the final tax outcome of these matters will not be materially different. The Company makes adjustment to these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact on our financial condition and results of operations.

The Company elects to record interest accrued and penalties related to unrecognized tax benefits in the consolidated statement of operations as a component of provision for income taxes.

Leases

At the inception of a contract, the Company assesses whether the contract is, or contains, a lease. The Company’s assessment is based on whether: (1) the contract involves the use of a distinct identified asset, (2) the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the term of the contract, and (3) the Company has the right to direct the use of the asset. Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: (1) the lease transfers ownership of the asset by the end of the lease term, (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (3) the lease term is for a major part of the remaining useful life of the asset or (4) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, (5) the leased asset is so specialized that the asset will have little to no value at the end of the lease term. A lease is classified as an operating lease if it does not meet any one of the above criteria. The Company has elected the practical expedient to account for lease and non-lease components as a single lease component. The Company also elected not to record right of use assets and associated lease liabilities on the consolidated balance sheet for leases that have a term, including any reasonably assured renewal terms, of 12 months or less at the lease commencement date. The Company recognizes lease payments for these short-term leases in the consolidated statement of operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company has one short-term lease for office space in Oklahoma City, OK.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Organizational Costs

In accordance with ASC 720, “Other Expenses”, organizational costs, including accounting fees, legal and professional fees, and costs of incorporation, are expensed as incurred. The Company has incurred $75,136 of set-up costs expensed in the consolidated statement of operations representing pre-incorporation expenses for legal and professional consulting services related to start-up activities.

Net Loss per Share

The Company adopted ASC 260, “Earnings per Share”, at its inception. Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common stock outstanding for the period. Diluted loss per share is calculated by dividing the Company’s net loss available to common stockholders by the diluted weighted average number of shares outstanding for the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as at the first of the year for any potentially dilutive debt or equity.

The following table sets forth the computation of the basic and diluted net loss per share:

Period from March 16, 2023 (inception) through December 31, 2023
Numerator:
Net loss	$(3,793,585)
Denominator:
Weighted average shares outstanding	8,777,571
Net loss per share, basic and diluted	$(0.43)

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

December 31, 2023
Unvested common stock – shares (Note 3)	356,458

SAFE notes

SAFE notes represent instruments that provide a form of financing to the Company and possess characteristics of both a debt and equity instrument. The Company accounts for the SAFE note in accordance with the guidance in ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging”. For the SAFE notes currently outstanding as at December 31, 2023, the Company first assessed whether the instrument meets the definition of a liability under ASC 480. The SAFE note includes terms that would affect the conversion of the note into shares based on the next round of financing. Since the instrument neither represents, nor is it indexed to an obligation to repurchase its own shares, the instrument does not represent any conditional obligation to settle the fixed monetary amount of the debt in a variable number of shares, the instrument is not a liability under ASC 480. The Company then assessed whether the instrument represents either an equity, derivative or a liability instrument per the guidance under ASC 815-40 and noted that due to the contingent settlement essentially representing a repayment of a fixed monetary amount, it would neither represent an instrument indexed to its own equity nor would it meet the definition of a derivative. Therefore, the note would be accounted for as a liability which requires initial and subsequent measurements at fair value. This liability is subject to re-measurement at each balance sheet date until a triggering event, equity financing, change in control or dissolution occurs, and any change in fair value is recognized in the Company’s consolidated statements of operations.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The fair value estimate includes significant inputs not observable in market, which represents a Level 3 measurement within the fair value hierarchy. The valuation uses probabilities considering pay-offs under various scenarios as follows: (i) an equity financing where the SAFE notes will convert into preferred stock; (ii) a SPAC transaction or an initial public offering where the SAFE notes will convert into common stock (iii) a change in control where the SAFE notes holders will have an option to receive a portion of the cash and other assets equal to the purchase amount and (iv) dissolution event where the SAFE note holders will be entitled to the purchase amount subject to liquidation priority. Issuance costs, which totaled approximately $466,302, were expensed as incurred and presented separately in the consolidated statement of operations.

Deferred Transaction Costs

In accordance with ‘Codification of Staff Accounting Bulletins — Topic 5: Miscellaneous Accounting A. Expenses of Offering’ (“SAB Topic 5”), public offering related costs, including legal fee, advisory and consulting fee, are deferred till consummation/ completion of the proposed public offering. The Company has deferred $1,005,109 of related costs incurred towards proposed public offering which are presented within current asset in the consolidated balance sheet as at December 31, 2023. Upon completion of the public offering contemplated herein, these amounts will be recorded as a reduction of stockholders’ equity as an offset against the proceeds of the offering. If the offering is terminated, the deferred offering costs will be expensed.

Commitments and Contingencies

Certain conditions may exist as at the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. The Company monitors the arrangements that are subject to guarantees in order to identify if the obligor who is responsible for making the payments fails to do so. If the Company determines it is probable that a loss has occurred, then any such estimable loss would be recognized under those guarantees. The methodology used to estimate potential loss related to guarantees considers the guarantee amount and a variety of factors, which include, depending on the counterparty, latest financial position of counterparty, actual defaults, historical defaults, and other economic conditions. Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Land Purchase Option

The Company has an exclusive option purchase agreement with the City of Muskogee, Oklahoma for 66 acres of undeveloped tract (excluding wetlands and creeks). The option is scheduled to end on the earlier of February 29, 2024, the date the property is purchased, or the termination of the agreement by either party. The agreement allows for two, three-month extensions, provided that the Company is performing due diligence and pursuing permits and approvals. Non-refundable option payments of $25,000 and $75,000 were made on June 8, 2023, and October 10, 2023, respectively. The Company has capitalized these payments as pre-acquisition land costs as at December 31, 2023 because these payments would be credited against the full purchase price of the land upon acquisition. Subsequent to the year end, on January 10, 2024, the Company entered into an agreement to exercise the option and purchase the land for an additional amount of $1,562,030.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

General and Administrative Expenses

General and administrative expenses primarily include compensation for consultants, and advisors, legal and professional service fees, business license and permit costs and other general overhead costs to support the Company’s operations. As at December 31, 2023, this balance includes $238,030 of legal and professional fees relating to preliminary costs of land acquisition, which are considered as expenses incurred in the preliminary stage of a project and are therefore expensed, as the recovery of those costs was not probable at the time they incurred.

Advertising Costs

Advertising costs are expensed as incurred and are included in general and administrative expenses, in accordance with ASC 720-35, “Other Expenses — Advertising Cost”. For the period from March 16, 2023 (inception) through December 31, 2023, the Company has recognized $34,858 in the general and administrative expenses line of the Company’s consolidated statements of operations.

Other Transaction Costs

Other transaction costs consist of $450,113 for the period from March 16, 2023 (inception) through December 31, 2023 and relate to costs that represent fees and expenses associated with evaluation of potential other merger opportunities that the Company ultimately did not execute.

Investments in Equity Securities

Investments in equity securities with readily determinable fair values are accounted in accordance with ASC 321, Investment in Equity Securities. These investments are recorded at cost and subsequently measured at fair value with changes in fair value recognized in the Company’s consolidated statement of operations.

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires that an entity disclose significant segment expenses impacting profit and loss that are regularly provided to the chief operating decision maker. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company does not expect the adoption of ASU 2023-07 to have a material impact on its consolidated financial statements.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024. The Company does not expect the adoption of ASU 2023-09 to have a material impact on its consolidated financial statements.